SEGMENTED INFORMATION (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Feb. 27, 2017	Dec. 31, 2016
Segmented Information
Revenues	CAD 11,116	CAD 7,939	CAD 22,262	CAD 16,734
Commodity and gas distribution costs	(6,918)	(5,587)	(14,483)	(11,052)
Operating and administrative	(1,646)	(1,003)	(3,197)	(2,100)
Depreciation and amortization	(868)	(555)	(1,540)	(1,114)
Total operating income	1,684	794	3,042	2,468
Income/(loss) from equity investments	236	(37)	472	189
Other income/(expense)	179	(26)	214	250
Earnings/(loss) before interest and income taxes	2,099	731	3,728	2,907
Interest expense	(565)	(369)	(1,051)	(781)
Income tax expense	(293)	(10)	(491)	(427)
Earnings	1,241	352	2,186	1,699
Capital expenditures	2,348	1,315	4,013	2,960
Total assets	169,036		169,036			CAD 85,832
Assets, excluding goodwill from Merger Transaction	134,531		134,531			85,832
Goodwill	34,581		34,581			78
Spectra Energy Corp
Segmented Information
Goodwill	34,500		34,500		CAD 34,747
Eliminations and Other
Segmented Information
Revenues	(98)	(87)	(196)	(168)
Commodity and gas distribution costs	102	87	200	168
Operating and administrative	(116)	(13)	(412)	(19)
Depreciation and amortization	(25)	(12)	(42)	(23)
Total operating income	(137)	(25)	(450)	(42)
Income/(loss) from equity investments	(4)		(4)
Other income/(expense)	100	(23)	98	215
Earnings/(loss) before interest and income taxes	(41)	(48)	(356)	173
Capital expenditures	9	10	68	16
Total assets	3,750		3,750			4,881
Liquids Pipelines | Business segments
Segmented Information
Revenues	2,243	1,743	4,398	4,356
Commodity and gas distribution costs	(5)	(3)	(8)	(5)
Operating and administrative	(684)	(663)	(1,444)	(1,446)
Depreciation and amortization	(385)	(336)	(741)	(682)
Total operating income	1,169	741	2,205	2,223
Income/(loss) from equity investments	108	(83)	194	30
Other income/(expense)	(5)	(15)	(3)	2
Earnings/(loss) before interest and income taxes	1,272	643	2,396	2,255
Capital expenditures	540	1,070	1,194	2,402
Total assets	56,760		56,760			52,043
Gas Pipelines and Processing | Business segments
Segmented Information
Revenues	1,954	615	3,189	1,267
Commodity and gas distribution costs	(703)	(463)	(1,350)	(946)
Operating and administrative	(553)	(127)	(807)	(246)
Depreciation and amortization	(250)	(75)	(386)	(149)
Total operating income	448	(50)	646	(74)
Income/(loss) from equity investments	155	64	265	134
Other income/(expense)	79	5	110	20
Earnings/(loss) before interest and income taxes	682	19	1,021	80
Capital expenditures	1,374	81	2,029	133
Total assets	47,256		47,256			11,182
Gas Distribution | Business segments
Segmented Information
Revenues	1,022	613	2,606	1,779
Commodity and gas distribution costs	(452)	(293)	(1,498)	(1,059)
Operating and administrative	(241)	(144)	(430)	(278)
Depreciation and amortization	(157)	(84)	(269)	(164)
Total operating income	172	92	409	278
Income/(loss) from equity investments	(23)	(16)	13	27
Other income/(expense)	4	7	6	17
Earnings/(loss) before interest and income taxes	153	83	428	322
Capital expenditures	309	144	492	392
Total assets	19,063		19,063			10,204
Green Power and Transmission | Business segments
Segmented Information
Revenues	140	122	277	256
Commodity and gas distribution costs	2	2	3	3
Operating and administrative	(41)	(37)	(81)	(77)
Depreciation and amortization	(50)	(47)	(101)	(95)
Total operating income	51	40	98	87
Income/(loss) from equity investments		(1)	2	1
Other income/(expense)		2	1	2
Earnings/(loss) before interest and income taxes	51	41	101	90
Capital expenditures	115	10	229	17
Total assets	6,035		6,035			5,571
Energy Services | Business segments
Segmented Information
Revenues	5,855	4,933	11,988	9,244
Commodity and gas distribution costs	(5,862)	(4,917)	(11,830)	(9,213)
Operating and administrative	(11)	(19)	(23)	(34)
Depreciation and amortization	(1)	(1)	(1)	(1)
Total operating income	(19)	(4)	134	(4)
Income/(loss) from equity investments		(1)	2	(3)
Other income/(expense)	1	(2)	2	(6)
Earnings/(loss) before interest and income taxes	(18)	CAD (7)	138	CAD (13)
Capital expenditures	1		1
Total assets	CAD 1,667		CAD 1,667			CAD 1,951